Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001981535
Registrant Name	Sharplink, Inc.
Registration File Number	333-287708
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES